Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of basis of preparation of financial statements [Abstract]
Disclosure of interests in subsidiaries	The Interim Condensed Consolidated Financial Statements for the six months ended June 30, 2024 reflect the following corporate structure of the
Group, and its wholly owned subsidiaries:

Diversified Energy Company PLC (“DEC”) as well as its wholly owned subsidiaries:
›Diversified Gas & Oil Corporation		›DP Lion Equity Holdco LLC	(c)	›Riverside Land LLC	(d)
›Diversified Production LLC		›DP Lion HoldCo LLC	(c)	›Splendid Land LLC	(d)
›Diversified ABS Holdings LLC		›Diversified ABS VIII Holdings LLC		›Next LVL Energy, LLC
›Diversified ABS LLC		›Diversified ABS VIII LLC		›Diversified Midstream LLC
›Diversified ABS Phase II Holdings LLC		›Diversified ABS III Upstream LLC		›Cranberry Pipeline Corporation
›Diversified ABS Phase II LLC		›Diversified ABS V Upstream II LLC		›Coalfield Pipeline Company
›Diversified ABS Phase IV Holdings LLC		›DP Mustang Equity Holdco LLC		›DM Bluebonnet LLC
›Diversified ABS Phase IV LLC		›DP Mustang Holdco LLC		›Black Bear Midstream Holdings LLC
›DP Bluegrass Holdings LLC		›DP RBL Co LLC		›Black Bear Midstream LLC
›DP Bluegrass LLC		›DP Legacy Central LLC		›Black Bear Liquids LLC
›Chesapeake Granite Wash Trust	(a)	›Diversified Energy Marketing LLC		›Black Bear Liquids Marketing LLC
›BlueStone Natural Resources II LLC		›OCM Denali Holdings LLC		›DM Pennsylvania Holdco LLC
›Sooner State Joint ABS Holdings LLC	(b)	›DP Tapstone Energy Holdings LLC		›DGOC Holdings Sub III LLC
›Diversified ABS Phase VI Holdings LLC		›DP Legacy Tapstone LLC		›Diversified Energy Group LLC
›Diversified ABS Phase VI LLC		›Giant Land, LLC	(d)	›Diversified Energy Company LLC
›Diversified ABS VI Upstream LLC		›Link Land LLC	(d)
›Oaktree ABS VI Upstream LLC		›Old Faithful Land LLC	(d)
(a)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(b)Owned 51.25% by Diversified Production LLC; owned 48.75% by OCM Denali Holdings LLC.
(c)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of June 30, 2024. Refer to Note 4 for additional information.
(d)Owned 55% by Diversified Energy Company PLC.